Capital Stock - Schedule of Stock Options Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options (in shares) | shares	0.4	0.4	0.3	0.3
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.38	$ 12.70	$ 12,780,000	$ 12.50
Weighted average remaining life of outstanding options	4 years 1 month 6 days
Exercisable options (in shares) | shares	0.3
Weighted average exercise price (in usd per share)	$ 12.76
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	10.58
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 12.93